Stock-Based Compensation - Valuation Assumptions (Details) - Stock options - $ / shares	12 Months Ended
	Apr. 28, 2024	Apr. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Estimated volatility (as percent)	70.00%
Expected term (years)	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.60%
Expected dividend yield (as percent)	0.00%	0.00%
Weighted average fair value at grant date (in dollars per share)	$ 4.81	$ 1.00
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Estimated volatility (as percent)		35.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		2.70%
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Estimated volatility (as percent)		40.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		4.10%